CONVERTIBLE DEBT OBLIGATIONS (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONVERTIBLE DEBT OBLIGATIONS
Summary of convertible debt obligations

	As of December 31,
	2021	2020
Convertible debt obligations, beg, gross	$1,531,639	$1,918,340
Converted to equity	(257,629)	(386,701)
Deferred debt discount	—	—
Convertible debt obligations, end, net	$1,274,010	$1,531,639
Convertible debt obligations, current portion	$507,765	$1,531,639
Convertible debt obligations, non-current portion	$766,245	$1,531,639

	As of December 31,
	2020	2019
Convertible debt obligations, gross	$1,531,639	$2,256,178
Deferred debt discount	—	(337,838)
Convertible debt obligations, net	$1,531,639	$1,918,340